Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	Apr. 02, 2022	May 31, 2015 CNY (¥)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance regulation (in Yuan Renminbi) | ¥				¥ 500,000
Allowances for uncollectible amounted receivable			$ 1,771,761		$ 904,052
Inventory reserve			31,527		12,116
Allowances for uncollectible amounted to suppliers			449,517		965,843
Impairment loss			1,018,870	¥ 6,856,458
Impairment of fixed assets					$ 4,300,000	$ 2,300,000
Anticipated Investment Income as Component of Premium Deficiency on Short-Duration Contracts, Policy [Policy Text Block]					41.67%
Investment loss			46,209		$ 142,673
Short term debts			3,922,686
Shipping and handling expenses			151,500		367,873	216,301
Related grants						$ 490,560
Deferred grants			18,563		269,061
Value added tax percentage	13.00%
Cash and cash equivalents			$ 11,631		$ 52,727
FDIC insurance limits (in Shares) | shares			100,000	100,000
FDIC insurance limits			$ 1,403
Concentration risk, percentage						10.00%
One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			21.00%	21.00%	11.00%
Accounts receivable percentage			24.00%	24.00%
Two Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage			18.00%	18.00%
Three customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			11.00%	11.00%
One Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			35.00%	35.00%
Two Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			26.00%	26.00%
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			19.00%	19.00%	53.00%	43.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance regulation (in Yuan Renminbi) | ¥		¥ 500,000
Cash and cash equivalents			$ 97,554		$ 357,462
Accounts Receivable [Member] | One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage					15.00%
Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage					47.00%
Shexian Ruibo [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long term investment in equity investee balance			$ 2,503,944		$ 2,758,228
Ownership interest, percentage			41.67%	41.67%